Segments (Capital Expenditures) (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of retail properties				$ 2,908,176
Acquisition of operating properties, net	$ 9,694,785	$ 7,768,755	$ 23,667,535	67,852,592
Capital expenditures and tenant improvements	1,819,591	2,331,329	4,150,213	2,854,939
Total real estate investments	11,514,376	10,100,084	27,817,748	70,707,531
Office/Industrial Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties, net				59,223,876
Capital expenditures and tenant improvements	1,783,814	2,309,976	4,092,875	2,800,100
Residential Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties, net	9,694,785	7,768,755	23,667,535	5,720,540
Retail Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Capital expenditures and tenant improvements	$ 35,777	$ 21,353	$ 57,338	$ 54,839